DEBT (Borrowing Capacity Under Other Financing Arrangements) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Line of Credit Facility [Line Items]
Line of credit facility, borrowing capacity	$ 1,144	$ 1,145
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, borrowing capacity	1,100	1,100
Foreign Credit Lines [Member]
Line of Credit Facility [Line Items]
Line of credit facility, borrowing capacity	31	32
Other Credit Lines [Member]
Line of Credit Facility [Line Items]
Line of credit facility, borrowing capacity	$ 13	$ 13